Prepayments - Additional Information (Details) - 12 months ended Jun. 30, 2022	Total	item
Prepayments
Number of prepaid cryptocurrency mining equipment		2,760
Number of prepaid cryptocurrency mining equipment units arrived		1,070
Number of prepaid cryptocurrency mining equipment units yet to be delivered	1,060	1,060